Segment and Geographic Information - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 41,460	$ 33,328
United States [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	19,111	13,666
United Kingdom [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	15,350	13,106
South Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	5,775	5,926
Other [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 1,224	$ 630